ACQUISITION (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 26, 2013
Assets acquired
Customer contracts				$ 5,745
Software and other IP				5,303
Goodwill		$ 4,688	$ 3,722	3,722
Total intangible assets acquired				$ 14,770
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	13 years
Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	15 years